Note 6 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31:	Amount

2019	207
Total minimum lease payments	$207